Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax [Abstract]
Net operating loss carryovers	$ 0	$ 0
Valuation allowance	$ 425,978	$ 201,748